Condensed Financial Information of Registrant (Parent Company Only)	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company Only)
17.	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

The AZEK Company Inc. (parent company only)

Condensed Balance Sheets

(In thousands of dollars, except share and per share amounts)

	June 30, 2020	September 30, 2019
ASSETS:
Non-current assets:
Investment in subsidiaries	$1,269,513	$490,023

Total non-current assets	1,269,513	490,023

Total assets	$1,269,513	$490,023

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Total liabilities	$—	$—

Stockholders’ equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	—	—
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 121,566,577 shares issued and outstanding at June 30, 2020 and 75,093,778 shares issued and outstanding at September 30, 2019	122	75
Class B common stock, $0.001 par value; 100,000,000 shares authorized, 33,068,963 shares issued and outstanding at June 30, 2020 and September 30, 2019, respectively	33	33
Additional paid-in capital	1,488,474	652,493
Accumulated deficit	(219,116)	(162,578)

Total stockholders’ equity	1,269,513	490,023

Total liabilities and stockholders’ equity	$1,269,513	$490,023

The AZEK Company Inc. (parent company only)

Condensed Statements of Comprehensive Income (Loss)

(In thousands of dollars)

	Nine Months Ended June 30,
	2020	2019
Net income (loss) of subsidiaries	$(57,874)	$(19,276)

Net income (loss) of subsidiaries	$(57,874)	$(19,276)

Comprehensive income (loss)	$(57,874)	$(19,276)

The AZEK Company Inc. did not have any cash as of June 30, 2020 or September 30, 2019, accordingly a Condensed Statement of Cash Flows has not been presented.

Basis of Presentation

The parent company financial statements should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

Since the restricted net assets of The AZEK Company Inc. and its subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying Consolidated Financial Statements.

Dividends from Subsidiaries

There were no cash dividends paid to The AZEK Company Inc. from the Company’s consolidated subsidiaries during each of the nine months ended June 30, 2020 and 2019.

Restricted Payments

CPG International LLC is party to the Revolving Credit Facility and the Term Loan Agreement originally executed on September 30, 2013, both of which have been amended and extended from time to time. The obligations under the Revolving Credit Facility and Term Loan Agreement are secured by substantially all of the present and future assets of the borrowers and guarantors, including equity interests of their domestic subsidiaries, subject to certain exceptions.

The obligations under the Revolving Credit Facility and Term Loan Agreement are guaranteed by the Company and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. CPG International LLC is not permitted to make certain payments unless those payments are consistent with exceptions outlined in the agreements. These payments include repurchase of equity interests, fees associated with a public offering, income taxes due in other applicable payments. Further, the payments are only permitted if certain conditions are met related to availability and fixed charge coverage as defined in the Revolving Credit Facility and described in Note 8 to these Consolidated Financial Statements.

17.	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

CPG Newco LLC

(parent company only)

Condensed Balance Sheets

(In thousands)

	As of September 30,
	2019	2018
ASSETS
Non-current assets:
Investment in subsidiaries	$490,023	$505,553

Total non-current assets	490,023	505,553

Total assets	$490,023	$505,553

LIABILITIES AND MEMBER’S EQUITY
Total liabilities	—	—

Member’s equity:
108,162,741 and 108,162,741 units issued and outstanding at September 30, 2019 and 2018, respectively	$—	$—
Additional paid-in capital	652,601	648,129
Accumulated deficit	(162,578)	(142,576)

Total member’s equity	490,023	505,553

Total liabilities and member’s equity	$490,023	$505,553

CPG Newco LLC

(parent company only)

Condensed Statements of Comprehensive Income (Loss)

(In thousands)

	Years Ended September 30,
	2019	2018
Net income (loss) of subsidiaries	$(20,196)	$6,745

Net income (loss)	$(20,196)	$6,745

Comprehensive income (loss)	$(20,196)	$6,745

CPG Newco LLC did not have any cash as of, or for the years ended September 30, 2019 or September 30, 2018, and accordingly a condensed statement of cash flows has not been presented.

Basis of Presentation

The parent company financial statements should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).

Since the restricted net assets of CPG Newco LLC and its subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule 1 of Regulation S-X. This information should be read in conjunction with the accompanying Consolidated Financial Statements.

Dividends from Subsidiaries

There were no cash dividends paid to CPG Newco LLC from the Company’s consolidated subsidiaries during each of the years ended September 30, 2019 and 2018.

Restricted Payments

CPG International LLC is party to the Revolving Credit Facility and the Term Loan Agreement originally executed on September 30, 2013, both of which have been amended and extended from time to time. The obligations under the Revolving Credit Facility and Term Loan Agreement are secured by substantially all of the present and future assets of the borrowers and guarantors, including equity interests of their domestic subsidiaries, subject to certain exceptions.

The obligations under the Revolving Credit Facility and Term Loan Agreement are guaranteed by the Company and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. CPG International LLC is not permitted to make certain payments unless those payments are consistent with exceptions outlined in the agreements. These payments include repurchase of equity interests, fees associated with a public offering, income taxes due and other applicable payments. Further, the payments are only permitted if certain conditions are met related to availability and fixed charge coverage as defined in the Revolving Credit Facility and described in Note 8 to these Consolidated Financial Statements.